Fair values of financial instruments carried at fair value - Movement in Level 3 financial instruments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	$ 36,445
Financial assets, ending balance	35,969
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	14,242
Financial liabilities, ending balance	17,218
Trading liabilities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	72,122
Financial liabilities, ending balance	86,363
Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	67
Total gains or losses recognised in profit or loss	(5)	$ (20)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	22
Purchases	11	58
New issuances	0	0
Sales	(98)	(12)
Settlements	(43)	(318)
Transfers out	(1)	(482)
Transfers in	97	15
Financial liabilities, ending balance	29	47
Unrealised gains or losses recognised in profit or loss relating to liabilities held at end of period	12	28
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	158,456
Financial liabilities, ending balance	173,751
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	10,733
Total gains or losses recognised in profit or loss	13	112
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(85)	419
Purchases	0	0
New issuances	6,243	2,966
Sales	0	0
Settlements	(2,592)	(2,355)
Transfers out	(2,436)	(2,826)
Transfers in	1,645	1,587
Financial liabilities, ending balance	13,521	9,020
Unrealised gains or losses recognised in profit or loss relating to liabilities held at end of period	(120)	(179)
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	237,854
Financial liabilities, ending balance	254,662
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	3,442
Total gains or losses recognised in profit or loss	1,207	893
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(47)	237
Purchases	0	0
New issuances	0	0
Sales	0	0
Settlements	(776)	(341)
Transfers out	(515)	(464)
Transfers in	357	504
Financial liabilities, ending balance	3,668	3,671
Unrealised gains or losses recognised in profit or loss relating to liabilities held at end of period	(1,086)	(1,307)
Financial investments
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	385,122
Financial assets, ending balance	386,439
Financial investments | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	385,122
Financial assets, ending balance	386,439
Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,805
Total gains or losses recognised in profit or loss	1	1
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(88)	238
Purchases	1,057	880
New issuances	0	0
Sales	(14)	(127)
Settlements	(1,673)	(313)
Transfers out	(492)	(1,478)
Transfers in	112	185
Financial assets, ending balance	1,708	2,120
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	0	0
Trading assets | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	366,153
Financial assets, ending balance	423,987
Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	6,097
Total gains or losses recognised in profit or loss	(440)	(37)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	24	266
Purchases	3,670	2,312
New issuances	0	1
Sales	(2,514)	(1,541)
Settlements	(346)	(1,419)
Transfers out	(354)	(1,690)
Transfers in	706	656
Financial assets, ending balance	6,843	5,223
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	36	55
Designated and otherwise mandatorily measured at fair value through profit or loss | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	133,063
Financial assets, ending balance	138,942
Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	25,360
Total gains or losses recognised in profit or loss	202	912
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(149)	(76)
Purchases	2,518	2,003
New issuances	129	0
Sales	(94)	(75)
Settlements	(2,886)	(182)
Transfers out	(262)	(184)
Transfers in	554	2,448
Financial assets, ending balance	25,372	24,590
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	107	116
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	237,740
Financial assets, ending balance	255,995
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,183
Total gains or losses recognised in profit or loss	627	605
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(25)	195
Purchases	0	0
New issuances	0	0
Sales	0	0
Settlements	(584)	(404)
Transfers out	(285)	(300)
Transfers in	130	389
Financial assets, ending balance	2,046	2,634
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	804	699
– net income or losses from financial instruments held for trading or managed on a fair value basis | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	(5)	(20)
Unrealised gains or losses recognised in profit or loss relating to liabilities held at end of period	12	28
– net income or losses from financial instruments held for trading or managed on a fair value basis | Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	13	112
Unrealised gains or losses recognised in profit or loss relating to liabilities held at end of period	0	0
– net income or losses from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	1,207	893
Unrealised gains or losses recognised in profit or loss relating to liabilities held at end of period	(1,086)	(1,307)
– net income or losses from financial instruments held for trading or managed on a fair value basis | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	0	0
– net income or losses from financial instruments held for trading or managed on a fair value basis | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	(440)	(37)
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	36	55
– net income or losses from financial instruments held for trading or managed on a fair value basis | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	0	0
– net income or losses from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	627	605
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	804	699
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss relating to liabilities held at end of period	0	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss relating to liabilities held at end of period	0	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss relating to liabilities held at end of period	0	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	0	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	0	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	238	867
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	120	94
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains or losses recognised in profit or loss relating to liabilities held at end of period	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains or losses recognised in profit or loss relating to liabilities held at end of period	(120)	(179)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains or losses recognised in profit or loss relating to liabilities held at end of period	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	(13)	22
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	0	0
– other income/(losses) | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	0	0
– other income/(losses) | Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	0	0
– other income/(losses) | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	0	0
– other income/(losses) | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	1	1
– other income/(losses) | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	0	0
– other income/(losses) | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	(36)	45
– other income/(losses) | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	$ 0	$ 0